Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 5,607	$ 5,087
Adjustments to reconcile net income to net cash and cash equivalents provided by operating activities:
Amortization of premium and accretion of discount on securities, net	699	903
Depreciation and amortization expense	698	707
Deferred income taxes	285	200
Increase in cash value of life insurance	(150)	(160)
Gain on life insurance	(129)	0
Gain on sale of securities	(54)	(29)
Provision for loan losses	190	725
Proceeds from sale of loans	29,814	39,572
Loans originated for sale	(29,098)	(36,732)
Gain on sale of loans	(713)	(842)
Decrease in accrued interest receivable	136	41
Decrease in accrued interest payable	(65)	(98)
Net change in other assets/liabilities	(272)	449
Net Cash Provided By Operating Activities	6,948	9,823
CASH FLOWS FROM INVESTING ACTIVITIES
Investment in interest-bearing time deposits	(4,820)	(3,025)
Proceeds from maturities and sales of interest-bearing time deposits	975	0
Purchase of securities available for sale	(27,644)	(25,884)
Proceeds from maturities of securities available for sale	21,442	22,190
Proceeds from sales of securities available for sale	5,669	517
Principal collected on mortgage-backed obligations	10,824	12,691
Net increase in loans receivable	(12,402)	(9,346)
Proceeds from sale of foreclosed real estate	503	351
Proceeds from redemption of Federal Home Loan Bank stock	579	0
Purchase of premises and equipment	(559)	(297)
Cost method equity investment	(171)	(540)
Net Cash Used In Investing Activities	(5,604)	(3,343)
CASH FLOWS FROM FINANCING ACTIVITIES
Net increase (decrease) in deposits	38,806	(10,513)
Net decrease in retail repurchase agreements	(9,310)	(4,782)
Advances from Federal Home Loan Bank	10,000	5,500
Repayment of advances from Federal Home Loan Bank	(15,500)	(5,100)
Purchase of treasury stock	(908)	(19)
Dividends paid	(2,325)	(2,241)
Net Cash Provided By (Used In) Financing Activities	20,763	(17,155)
Net Increase (Decrease) in Cash and Cash Equivalents	22,107	(10,675)
Cash and cash equivalents at beginning of period	11,136	21,811
Cash and Cash Equivalents at End of Period	$ 33,243	$ 11,136